UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

AF
Shares	Security Description	Value

Investments in Securities - 90.1%
Common Stock - 70.6%
Communications - 0.1%
6,000	News Corp., Class A	$78,360

Consumer Discretionary - 16.2%
15,913	Apollo Group, Inc., Class A (a)	817,133
26,250	Bridgepoint Education, Inc. (a)	405,825
13,300	Career Education Corp. (a)	285,551
57,100	Comcast Corp., Class A	1,032,368
2,000	Costco Wholesale Corp.	128,980
41,050	CVS Caremark Corp.	1,291,843
2,297	Discovery Communications, Inc., Class A (a)	100,034
2,297	Discovery Communications, Inc., Class C (a)	87,722
14,800	DR Horton, Inc.	164,576
100	Ecolab, Inc.	5,074
3,000	Education Management Corp. (a)	44,040
37,987	Gruma S.A.B. de C.V., ADR (a)	215,386
106,600	H&R Block, Inc.	1,380,470
18,250	Home Depot, Inc.	578,160
14,850	ITT Educational Services, Inc. (a)	1,043,509
24,197	Lincoln Educational Services Corp. (a)	348,679
28,000	Lowe's Cos., Inc.	624,120
12,800	McDonald's Corp.	953,728
6,175	NIKE, Inc., Class B	494,865
16,215	Palm Harbor Homes, Inc. (a)	25,782
15,250	Sally Beauty Holdings, Inc. (a)	170,800
23,778	The Andersons, Inc.	901,186
40,870	The Interpublic Group of Cos., Inc. (a)	409,926
3,890	Time Warner Cable, Inc.	210,021
15,500	Time Warner, Inc.	475,075
17,058	Universal Technical Institute, Inc.	333,484
25,634	Value Line, Inc.	355,544
49,550	Wal-Mart Stores, Inc.	2,651,916
74,777	Weight Watchers International, Inc.	2,332,295
8,600	Yum! Brands, Inc.	396,116
		18,264,208
Consumer Staples - 18.5%
381,600	Alliance One International, Inc. (a)	1,583,640
35,150	Altria Group, Inc.	844,303
15,100	British American Tobacco PLC, ADR	1,128,121
15,004	Columbia Sportswear Co.	876,834
14,800	Diageo PLC, ADR	1,021,348
47,450	Dr. Pepper Snapple Group, Inc.	1,685,424
16,862	Kraft Foods, Inc., Class A	520,361
12,700	Manpower, Inc.	662,940
1,000	Molson Coors Brewing Co., Class B	47,220
5,760	National Beverage Corp.	80,640
3,000	Nestle SA, ADR	160,290
46,172	Paychex, Inc.	1,269,268
58,900	Philip Morris International, Inc.	3,299,578
500	Pilgrim's Pride Corp. (a)	2,810
1,721	Ralcorp Holdings, Inc. (a)	100,644
11,450	Safeway, Inc.	242,282
67,885	Tesco PLC, ADR	1,367,883
37,250	The Coca-Cola Co.	2,179,870
77,850	The Kroger Co.	1,686,231
41,380	The Western Union Co.	731,185
44,700	Unilever NV, ADR	1,335,636
		20,826,508
Energy - 5.2%
26,850	BP PLC, ADR	1,105,414
16,750	Chevron Corp.	1,357,587
15,600	ConocoPhillips	895,908
11,200	Exxon Mobil Corp.	692,048
1,200	Gazprom Neft JSC, ADR	23,040
800	Lukoil OAO, ADR	45,360
2,500	PetroChina Co., Ltd., ADR	291,050
7,800	Petroleo Brasileiro SA, ADR	282,906
2,750	Surgutneftegas OJSC, ADR	25,850
9,250	Transocean, Ltd. (a)	594,683
24,100	Valero Energy Corp.	421,991
8,800	Willbros Group, Inc. (a)	80,696
		5,816,533
Financials - 7.2%
1,375	American Express Co.	57,791
1,280	Ameriprise Financial, Inc.	60,582
33,233	Bank of America Corp.	435,685
16,000	Berkshire Hathaway, Inc., Class B (a)	1,322,880
24,193	Citigroup, Inc. (a)	94,353
67,850	Marsh & McLennan Cos., Inc.	1,636,542
29,400	The Bank of New York Mellon Corp.	768,222
38,418	The Travelers Cos., Inc.	2,001,578
3,000	TNS, Inc. (a)	50,850
10,324	Unum Group	228,676
7,700	Visa, Inc., Class A	571,802
24,950	Waddell & Reed Financial, Inc.	682,632
7,646	Washington Federal, Inc.	116,678
4,000	West Coast Bancorp (a)	9,120
		8,037,391
Health Care - 10.4%
7,000	Abbott Laboratories	365,680
21,950	Alkermes, Inc. (a)	321,568
5,750	Amgen, Inc. (a)	316,883
85,226	BioScrip, Inc. (a)	439,766
13,449	Coventry Health Care, Inc. (a)	289,557
5,820	Express Scripts, Inc. (a)	283,434
31,300	GlaxoSmithKline PLC, ADR	1,236,976
17,800	Johnson & Johnson	1,102,888
4,070	LifePoint Hospitals, Inc. (a)	142,694
3,200	Medco Health Solutions, Inc. (a)	166,592
3,000	Medtronic, Inc.	100,740
17,150	Merck & Co., Inc.	631,291
83,282	Pfizer, Inc.	1,429,952
6,842	Quest Diagnostics, Inc.	345,316
36,200	UnitedHealth Group, Inc.	1,270,982
28,221	WellPoint, Inc. (a)	1,598,437
30,600	Zimmer Holdings, Inc. (a)	1,601,298
		11,644,054
Industrials - 3.0%
21,550	AGCO Corp. (a)	840,666
11,127	Blount International, Inc. (a)	141,647
3,000	Byd Co., Ltd., Class H	24,210
100	CF Industries Holdings, Inc.	9,550
28,000	General Electric Co.	455,000
11,150	Granite Construction, Inc.	253,551
4,850	Illinois Tool Works, Inc.	228,047
1,000	POSCO, ADR	113,980
100	Potash Corp. of Saskatchewan, Inc.	14,404
1,000	Smurfit-Stone Container Corp. (a)	18,370
3,500	Textainer Group Holdings, Ltd.	93,590
3,550	The Boeing Co.	236,217
100	The Mosaic Co.	5,876
14,450	United Parcel Service, Inc., Class B	963,670
		3,398,778
Information Technology - 2.5%
28,750	Automatic Data Processing, Inc.	1,208,362
37,350	Dell, Inc. (a)	484,056
45,650	Microsoft Corp.	1,117,969
5,000	MoneyGram International, Inc. (a)	12,225
1,500	Verisk Analytics, Inc., Class A (a)	42,015
		2,864,627
Materials - 3.8%
11,200	Alcoa, Inc.	135,632
28,700	E.I. du Pont de Nemours & Co.	1,280,594
7,000	LyondellBasell Industries NV, Class A (a)	167,300
550	Plum Creek Timber Co., Inc.	19,415
7,100	Precision Castparts Corp.	904,185
47,350	The Dow Chemical Co.	1,300,231
14,000	Vale SA, ADR	437,780
		4,245,137
Telecommunications - 3.5%
27,300	AT&T, Inc.	780,780
5,196	Frontier Communications Corp.	42,451
49,150	SK Telecom Co., Ltd., ADR	858,651
64,250	Tele Norte Leste Participacoes SA, ADR	904,640
30,300	Telefonos de Mexico SAB de CV, ADR	452,379
27,015	Verizon Communications, Inc.	880,419
		3,919,320
Utilities - 0.2%
10,000	FirstService Corp. (a)	241,200

Total Common Stock (Cost $74,034,062)	79,336,116

Rate
Preferred Stock - 0.5%
Utilities - 0.5%
305	AEP Texas Central Co.	4.00%	22,865
1,600	FirstService Corp.	7.00	39,000
1,210	Great Plains Energy, Inc.	4.50	100,975
4,000	Hawaiian Electric Co., Inc., Series C	4.25	64,400
300	Indianapolis Power & Light Co.	4.00	25,125
80	MidAmerican Energy Co.	3.90	6,185
78	MidAmerican Energy Co.	3.30	5,226
200	NSTAR Electric Co.	4.25	16,006
1,000	Pacific Enterprises	4.50	84,510
400	Peco Energy Co., Series A	3.80	30,060
1,000	The Connecticut Light & Power Co., Series 1947	2.00	36,219
1,500	The Connecticut Light & Power Co., Series 1947	1.90	51,656
1,500	The Connecticut Light & Power Co., Series 1949	3.90	53,719
300	Westar Energy, Inc.	4.25	21,947
			557,893

Total Preferred Stock (Cost $421,559)	557,893

Principal	Rate	Maturity

Fixed Income Securities - 19.0%
Asset Backed Obligations - 0.0%
$2,154	Scotia Pacific Co., LLC, Series B (b)(c)	6.55%	07/20/28	-

Total Asset Backed Obligations (Cost $1,944)	-

Corporate Non-Convertible Bonds - 17.9%
Consumer Staples - 4.3%
1,180,000	American Stores Co.	7.90	05/01/17	1,147,550
50,000	Constellation Brands, Inc.	7.25	05/15/17	53,562
265,000	Dr. Pepper Snapple Group, Inc.	6.12	05/01/13	296,833
535,000	Kraft Foods, Inc.	5.63	11/01/11	562,037
1,225,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	1,272,469
115,000	SUPERVALU, Inc.	7.50	11/15/14	116,150
375,000	SUPERVALU, Inc.	8.00	05/01/16	379,687
985,000	Tyson Foods, Inc.	8.25	10/01/11	1,050,256
				4,878,544
Energy - 1.8%
460,000	BP Capital Markets PLC	5.25	11/07/13	501,360
190,000	El Paso Corp. (c)	6.70	02/15/27	167,200
1,270,000	El Paso Performance-Linked Trust (d)	7.75	07/15/11	1,321,156
				1,989,716
Financials - 4.0%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	86,264
740,000	General Electric Capital Corp., MTN	5.63	09/15/17	827,859
455,000	Hartford Financial Services Group, Inc.	5.25	10/15/11	472,045
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,525,847
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	196,853
345,000	Janus Capital Group, Inc.	6.95	06/15/17	360,874
156,396	The FINOVA Group, Inc. (b)(c)	7.50	11/15/09	391
				4,470,133
Health Care - 1.5%
540,000	Health Management Associates, Inc.	6.13	04/15/16	548,100
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	568,766
430,000	WellPoint, Inc.	5.00	12/15/14	478,250
130,000	WellPoint, Inc.	5.25	01/15/16	145,965
				1,741,081
Industrials - 4.1%
2,832,000	Church & Dwight Co., Inc.	6.00	12/15/12	2,881,560
180,000	Johnson Controls, Inc.	5.25	01/15/11	182,322
495,000	Johnson Controls, Inc.	4.88	09/15/13	539,109
71,000	Waste Management, Inc.	7.65	03/15/11	73,014
835,000	Waste Management, Inc.	6.38	11/15/12	916,640
				4,592,645
Materials - 1.6%
895,000	The Dow Chemical Co.	5.70	05/15/18	974,595
505,000	Weyerhaeuser Co.	7.95	03/15/25	547,018
203,000	Willamette Industries, Inc.	9.00	10/01/21	238,298
				1,759,911
Utilities - 0.6%
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	107,499
255,000	Energy Future Holdings Corp.	9.75	10/15/19	249,344
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	305,079
27,000	Nevada Power Co., Series L	5.88	01/15/15	30,991
				692,913

Total Corporate Non-Convertible Bonds (Cost $17,807,709)	20,124,943

Foreign Municipal Bonds - 1.1%

356,000	Ontario Hydro Residual Strip (Canada) (e)	5.47-5.65	11/27/20	229,575
605,000	Ontario Hydro Residual Strip (Canada) (e)	5.61	10/15/21	372,514
235,000	Ontario Hydro Residual Strip (Canada) (e)	5.75	08/18/22	138,019
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (e)	5.51	10/01/20	487,788
Total Foreign Municipal Bonds (Cost $796,517)	1,227,896

Total Fixed Income Securities (Cost $18,606,170)	21,352,839

Shares

Money Market Funds - 0.0%
31	Schwab Government Money Fund, 0.01% (f) (Cost $31)	31

Total Investments - 90.1% (Cost $93,061,822)*	$101,246,879
Other Assets & Liabilities, Net – 9.9%	11,141,501
Net Assets – 100.0%	$112,388,380

ADR	American Depository Receipt
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security is currently in default and is on scheduled interest or principal payment.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $167,591 or 0.1% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,321,156 or 1.2% of net assets.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	Represents 7-day effective yield as of September 30, 2010.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$16,514,113
Gross Unrealized Depreciation	(8,329,056)
Net Unrealized Appreciation	$8,185,057

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Level 1	Level 2	Level 3	Total
Investments At Value:
Common Stock
Communications	$120,811	$-	$-	$120,811
Consumer Discretionary	20,991,937	-	-	20,991,937
Consumer Staples	19,227,063	-	-	19,227,063
Energy	5,816,534	-	-	5,816,534
Financials	7,465,589	-	-	7,465,589
Health Care	11,111,782	-	-	11,111,782
Industrials	3,374,568	-	-	3,374,568
Information Technology	2,864,627	-	-	2,864,627
Materials	4,245,137	-	-	4,245,137
Telecommunications	3,876,868	-	-	3,876,868
Utilities	241,200	-	-	241,200
Preferred Stock – Utilities	557,893	-	-	557,893
Asset Backed Obligations	-	-	-	-
Corporate Non-Convertible Bonds	-	19,957,352	167,591	20,124,943
Foreign Municipal Bonds	-	1,227,896	-	1,227,896
Money Market Funds	-	31	-	31
Total Investments at Value:	$79,894,009	$21,185,279	$167,591	$101,246,879

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Corporate Non-Convertible Bonds

Balance as of 06/30/10	$167,200
Accrued Accretion / (Amortization)	170
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	(170)
Purchases	-
Sales	-
Transfers In / (Out)	391
Balance as of 09/30/10	$167,591
Net change in unrealized appreciation / (depreciation) from investments held as of 09/30/10	$(170)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

 AF
Shares	Security Description	Value

Common Stock - 100.2%
Business Services - 11.5%
169,000	Expeditors International of Washington, Inc.	$7,812,870
73,529	Healthcare Services Group, Inc.	1,675,726
94,000	Iron Mountain, Inc.	2,099,960
56,000	Stericycle, Inc. (a)	3,890,880
		15,479,436
Computer Software - 5.5%
147,000	ANSYS, Inc. (a)	6,210,750
70,000	DealerTrack Holdings, Inc. (a)	1,195,600
		7,406,350
Data Networking - 1.6%
100,000	Cisco Systems, Inc. (a)	2,190,000

Distribution and Industrial Supplies - 8.4%
23,000	Beacon Roofing Supply, Inc. (a)	335,110
206,000	Fastenal Co.	10,957,140
		11,292,250
Educational Services - 2.1%
50,000	American Public Education, Inc. (a)	1,643,000
180,000	National American University Holdings, Inc.	1,209,600
		2,852,600
Electronics - 3.6%
80,000	Intel Corp.	1,538,400
92,000	Trimble Navigation, Ltd. (a)	3,223,680
		4,762,080
Energy Services - 7.6%
58,000	Core Laboratories NV	5,106,320
82,000	Schlumberger, Ltd.	5,052,020
		10,158,340
Energy Sources - 6.0%
31,000	Apache Corp.	3,030,560
120,000	Ultra Petroleum Corp. (a)	5,037,600
		8,068,160
Financial Services - 7.2%
136,000	T. Rowe Price Group, Inc.	6,808,840
38,000	Visa, Inc., Class A	2,821,880
		9,630,720
Industrial Applications - 8.4%
83,000	Actuant Corp., Class A	1,905,680
69,000	II-VI, Inc. (a)	2,575,770
104,000	Roper Industries, Inc.	6,778,720
		11,260,170
Infrastructure - 7.4%
201,000	Chicago Bridge & Iron Co. NV (a)	4,914,450
130,000	Jacobs Engineering Group, Inc. (a)	5,031,000
		9,945,450
Insurance - 2.3%
8,800	Markel Corp. (a)	3,032,392

Life Sciences - 11.1%
172,000	IDEXX Laboratories, Inc. (a)	10,615,840
70,000	Techne Corp.	4,321,100
		14,936,940
Medical Products - 3.9%
160,000	ResMed, Inc. (a)	5,249,600

Pharmaceuticals - 5.3%
37,000	Alcon, Inc.	6,171,230
18,000	Teva Pharmaceutical Industries, Ltd., ADR	949,500
		7,120,730
Wireless Telecommunication Services - 8.3%
44,000	American Tower Corp., Class A (a)	2,255,440
195,000	QUALCOMM, Inc.	8,798,400
		11,053,840

Total Common Stock (Cost $118,099,995)	134,439,058

Total Investments - 100.2% (Cost $118,099,995)*	$134,439,058
Other Assets & Liabilities, Net – (0.2)%	(283,501)
Net Assets – 100.0%	$134,155,557

ADR	American Depository Receipt

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$21,726,229
Gross Unrealized Depreciation	(5,387,166)
Net Unrealized Appreciation	$16,339,063

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$134,439,058
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$134,439,058

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.1%
Consumer Discretionary - 10.5%
272,620	Ford Motor Co. (a)	$3,336,869
111,565	Home Depot, Inc.	3,534,379
49,820	NIKE, Inc., Class B	3,992,575
68,785	Ross Stores, Inc.	3,757,036
152,775	The Gap, Inc.	2,847,726
		17,468,585
Consumer Staples - 7.8%
108,640	CVS Caremark Corp.	3,418,901
52,700	The Procter & Gamble Co.	3,160,419
181,745	Tyson Foods, Inc., Class A	2,911,555
64,835	Wal-Mart Stores, Inc.	3,469,969
		12,960,844
Energy - 10.8%
42,575	Chevron Corp.	3,450,704
42,970	Cimarex Energy Co.	2,843,754
54,055	ConocoPhillips	3,104,379
43,955	Exxon Mobil Corp.	2,715,979
70,225	Noble Corp.	2,372,903
45,360	Occidental Petroleum Corp.	3,551,688
		18,039,407
Financials - 15.7%
61,645	ACE, Ltd.	3,590,821
84,510	Ameriprise Financial, Inc.	3,999,858
806,910	Citigroup, Inc. (a)	3,146,949
75,635	JP Morgan Chase & Co.	2,879,425
45,755	PartnerRe, Ltd.	3,668,636
54,165	PNC Financial Services Group, Inc.	2,811,705
19,300	The Goldman Sachs Group, Inc.	2,790,394
146,230	Unum Group	3,238,995
		26,126,783
Health Care - 12.9%
55,870	Amgen, Inc. (a)	3,078,996
124,670	Bristol-Myers Squibb Co.	3,379,804
96,750	Cardinal Health, Inc.	3,196,620
68,160	Covidien PLC	2,739,350
45,385	Johnson & Johnson	2,812,054
53,605	McKesson Corp.	3,311,717
55,980	Medco Health Solutions, Inc. (a)	2,914,319
		21,432,860
Industrials - 10.8%
42,605	3M Co.	3,694,279
34,655	Flowserve Corp.	3,791,950
204,585	General Electric Co.	3,324,506
94,120	Tyco International, Ltd.	3,457,028
52,565	United Technologies Corp.	3,744,205
		18,011,968
Materials - 3.8%
70,425	International Flavors & Fragrances, Inc.	3,417,021
131,795	Sealed Air Corp.	2,962,752
		6,379,773
Technology - 22.5%
12,860	Apple, Inc. (a)	3,649,025
146,960	Cisco Systems, Inc. (a)	3,218,424
183,500	Corning, Inc.	3,354,380
69,060	Hewlett-Packard Co.	2,905,354
126,635	IAC/InterActiveCorp. (a)	3,326,702
27,615	IBM Corp.	3,704,276
165,165	Intel Corp.	3,176,123
126,925	Microsoft Corp.	3,108,393
135,685	Oracle Corp.	3,643,142
134,225	Texas Instruments, Inc.	3,642,867
128,205	Tyco Electronics, Ltd.	3,746,150
		37,474,836
Telecommunications - 2.4%
102,317	CenturyLink, Inc.	4,037,429

Utilities - 1.9%
99,755	Constellation Energy Group, Inc.	3,216,101

Total Common Stock (Cost $153,189,244)	165,148,586

Total Investments - 99.1% (Cost $153,189,244)*	$165,148,586
Other Assets & Liabilities, Net – 0.9%	1,520,042
Net Assets – 100.0%	$166,668,628

PLC	Public Limited Company

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$17,288,371
Gross Unrealized Depreciation	(5,329,029)
Net Unrealized Appreciation	$11,959,342

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$165,148,586
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$165,148,586

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.1%
Consumer Discretionary - 17.0%
74,177	Aeropostale, Inc. (a)	$1,724,615
55,020	Big Lots, Inc. (a)	1,829,415
70,120	Carter's, Inc. (a)	1,846,260
36,650	Cracker Barrel Old Country Store, Inc.	1,860,354
39,540	Gymboree Corp. (a)	1,642,492
163,035	Ruby Tuesday, Inc. (a)	1,935,225
218,000	Sally Beauty Holdings, Inc. (a)	2,441,600
42,005	The Warnaco Group, Inc. (a)	2,147,716
41,585	Tupperware Brands Corp.	1,902,929
57,410	Wolverine World Wide, Inc.	1,665,464
		18,996,070
Consumer Staples - 1.5%
124,580	Del Monte Foods Co.	1,633,244

Energy - 3.8%
98,980	Complete Production Services, Inc. (a)	2,024,141
48,730	Oil States International, Inc. (a)	2,268,381
		4,292,522
Financials - 16.7%
70,145	American Financial Group, Inc.	2,145,034
61,010	Aspen Insurance Holdings, Ltd.	1,847,383
112,995	CNA Surety Corp. (a)	2,024,870
70,300	DuPont Fabros Technology, Inc. REIT	1,768,045
51,035	Harleysville Group, Inc.	1,673,438
205,295	Meadowbrook Insurance Group, Inc.	1,841,496
46,740	National Health Investors, Inc. REIT	2,059,365
32,275	ProAssurance Corp. (a)	1,858,717
42,595	StanCorp Financial Group, Inc.	1,618,610
41,245	World Acceptance Corp. (a)	1,821,379
		18,658,337
Health Care - 17.7%
82,565	American Medical Systems Holdings, Inc. (a)	1,616,623
32,555	Chemed Corp.	1,854,658
36,520	Emergency Medical Services Corp. (a)	1,944,690
69,340	Endo Pharmaceuticals Holdings, Inc. (a)	2,304,862
76,600	Healthspring, Inc. (a)	1,979,344
83,090	Impax Laboratories, Inc. (a)	1,645,182
108,260	Kindred Healthcare, Inc. (a)	1,409,545
28,710	Mednax, Inc. (a)	1,530,243
58,777	Owens & Minor, Inc.	1,672,793
65,535	Par Pharmaceutical Cos., Inc. (a)	1,905,758
126,120	Viropharma, Inc. (a)	1,880,449
		19,744,147
Industrials - 15.7%
119,875	Acacia Research Corp. (a)	2,109,800
21,755	Amerco, Inc. (a)	1,729,087
71,210	Chart Industries, Inc. (a)	1,449,836
37,685	Consolidated Graphics, Inc. (a)	1,562,043
53,390	Crane Co.	2,025,617
95,775	Deluxe Corp.	1,832,176
69,555	EMCOR Group, Inc. (a)	1,710,357
77,180	EnerSys (a)	1,927,185
77,710	Genco Shipping & Trading, Ltd. (a)	1,238,697
61,535	Powell Industries, Inc. (a)	1,914,969
		17,499,767
Materials - 3.6%
40,535	Cytec Industries, Inc.	2,285,363
34,260	Rock-Tenn Co., Class A	1,706,491
		3,991,854
Technology - 20.5%
39,915	Anixter International, Inc. (a)	2,155,011
123,240	Arris Group, Inc. (a)	1,204,055
34,325	CACI International, Inc., Class A (a)	1,553,549
65,735	InterDigital, Inc. (a)	1,946,413
66,815	j2 Global Communications, Inc. (a)	1,589,529
148,495	Power-One, Inc. (a)	1,349,820
103,850	QLogic Corp. (a)	1,831,914
164,895	Sanmina-SCI Corp. (a)	1,991,932
209,970	Seachange International Inc (a)	1,555,878
39,665	Silicon Laboratories, Inc. (a)	1,453,722
115,365	Skyworks Solutions, Inc. (a)	2,385,748
99,390	Tekelec (a)	1,288,094
143,335	TIBCO Software, Inc. (a)	2,542,763
		22,848,428
Utilities - 1.6%
40,175	Nicor, Inc.	1,840,819

Total Common Stock (Cost $91,762,691)	109,505,188

Total Investments - 98.1% (Cost $91,762,691)*	$109,505,188
Other Assets & Liabilities, Net – 1.9%	2,176,356
Net Assets – 100.0%	$111,681,544

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$20,864,493
Gross Unrealized Depreciation	(3,121,996)
Net Unrealized Appreciation	$17,742,497

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$109,505,188
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$109,505,188

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 19, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 19, 2010